Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT
Premises and equipment were as follows for the dates indicated:

	December 31,
	2015	2014
	(Dollars in thousands)
Land	$2,355	$2,355
Buildings	10,205	10,076
Furniture, fixtures, and equipment	5,430	5,580
Leasehold improvements	45	45
Construction in progress	—	17
	18,035	18,073
Less: Accumulated depreciation	(9,427)	(9,405)
	$8,608	$8,668

Depreciation expense was $572,000 and $547,000, respectively, for the years ended December 31, 2015 and 2014.
During the year ended December 31, 2014, the Company transferred the land and building associated with one of its branches to assets held for sale when the branch was closed. The assets were transferred at the fair market value less costs to sell which totaled $65,000. During the fourth quarter of 2014, the Company also transferred land previously acquired for a branch location to other real estate owned at the fair market value less costs to sell which totaled $325,000.
The Company leases its loan production office in St. Joseph, Michigan under an operating lease. Rent expense was $14,000 for the years ended December 31, 2015 and 2014, respectively. Rent commitments, before considering renewal options that generally are present, were $14,000 in 2016 and $8,000 in 2017.